Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax

Changes in the components of accumulated other comprehensive income (loss) (“AOCI”), net of tax, for the periods indicated are summarized in the tables below.

	For the three months ended June 30, 2020
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Losses on Derivatives and Hedging Activities	Unrealized Loss on Securities Transferred to Held-to-Maturity	Total
Beginning balance	$(2,859)	$(3,121)	$(1,062)	$(35)	$(7,077)
Other comprehensive income before reclassifications	-	3,470	(145)	8	3,333
Amounts reclassified from AOCI	47	(690)	-	-	(643)
Ending balance	$(2,812)	$(341)	$(1,207)	$(27)	$(4,387)

	For the three months ended June 30, 2019
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Loss on Securities Transferred to Held-to-Maturity	Total
Beginning balance	$(3,087)	$(1,322)	$(53)	$(4,462)
Other comprehensive income before reclassifications	-	1,390	7	1,397
Amounts reclassified from AOCI	66	(25)	-	41
Ending balance	$(3,021)	$43	$(46)	$(3,024)

	For the six months ended June 30, 2020
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Losses on Derivatives and Hedging Activities	Unrealized Loss on Securities Transferred to Held-to-Maturity	Total
Beginning balance	$(2,717)	$(216)	$-	$(38)	$(2,971)
Reevaluation of deferred tax asset valuation allowance (1)	(188)	(15)	-	(3)	(206)
Other comprehensive income before reclassifications	-	600	(1,207)	14	(593)
Amounts reclassified from AOCI	93	(710)	-	-	(617)
Ending balance	$(2,812)	$(341)	$(1,207)	$(27)	$(4,387)

(1)

Management determined that the Company, under the current New York State (“NYS”) tax code, was highly unlikely to incur a material NYS tax liability in the foreseeable future. As a result, certain net current and deferred tax assets, related to GAAP vs. tax timing differences under previous NYS tax law were no longer going to provide any future tax benefit. The substantial majority of these net deferred tax assets were offset by a related valuation allowance established in prior periods. Therefore, the Company eliminated its remaining NYS net deferred tax asset balances and the related valuation allowance on January 1, 2020.  The effect of these eliminations required an adjustment to other comprehensive income balances and had no effect on 2020 reported earnings.

	For the six months ended June 30, 2019
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Loss on Securities Transferred to Held-to-Maturity	Total
Beginning balance	$(3,152)	$(2,832)	$(58)	$(6,042)
Other comprehensive income before reclassifications	-	2,963	12	2,975
Amounts reclassified from AOCI	131	(88)	-	43
Ending balance	$(3,021)	$43	$(46)	$(3,024)

Changes in the components of accumulated other comprehensive income (loss) (“AOCI”), net of tax, for the periods indicated are summarized in the table below.

	For the years ended December 31, 2019
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Loss on Securities Transferred to Held-to- Maturity	Total
Beginning balance	$(3,152)	$(2,832)	$(58)	$(6,042)
Other comprehensive income before reclassifications	188	2,859	20	3,067
Amounts reclassified from AOCI	247	(243)	-	4
Ending balance	$(2,717)	$(216)	$(38)	$(2,971)

	For the years ended December 31, 2018
(In thousands)	Retirement Plans	Unrealized Gains and Losses on Available-for- Sale Securities	Unrealized Loss on Securities Transferred to Held-to- Maturity	Total
Beginning balance	$(2,220)	$(1,558)	$(430)	$(4,208)
Other comprehensive income before reclassifications	(1,058)	(1,471)	129	(2,400)
Amounts reclassified from AOCI	126	134	-	260
Cumulative effect of change in measurement of equity securities (1)	-	(53)	-	(53)
Cumulative effect of change in investment securities transfer (2)	-	116	243	359
Ending balance	$(3,152)	$(2,832)	$(58)	$(6,042)

(1)

Cumulative effect of unrealized gain on marketable equity securities based on the adoption of ASU 2016-01 - Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities.

(2)

Cumulative effect of unrealized gains on the transfer of 52 investment securities from held-to-maturity classification to available-for-sale classification based on the adoption of ASU 2017-12: Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.

Schedule of Amounts Reclassified Out of Each Component of AOCI	The following table presents the amounts reclassified out of each component of AOCI for the indicated period:

	Amount Reclassified			Amount Reclassified
	from AOCI (1)			from AOCI (1)
	(Unaudited)			(Unaudited)
(In thousands)	For the three months ended			For the six months ended
Details about AOCI (1) components	June 30, 2020	June 30, 2019	Affected Line Item in the Statement of Income	June 30, 2020	June 30, 2019
Retirement plan items
Retirement plan net losses recognized in plan expenses (2)	$(59)	$(84)	Salaries and employee benefits	$(117)	$(168)
Tax effect	12	18	Provision for income taxes	24	37
	$(47)	$(66)	Net Income	$(93)	$(131)

Available-for-sale securities
Realized gain on sale of securities	$873	$32	Net gains on sales and redemptions of investment securities	$899	$111
Tax effect	(183)	(7)	Provision for income taxes	(189)	(23)
	$690	$25	Net Income	$710	$88

(1)	Amounts in parentheses indicates debits in net income.
(2)	These items are included in net periodic pension cost.

See Note 5 for additional information.

The following table presents the amounts reclassified out of each component of AOCI for the indicated annual period:

(In thousands)	For the years ended
Details about AOCI[1] components	December 31, 2019	December 31, 2018	Affected Line Item in the Statement of Income
Retirement plan items
Retirement plan net losses recognized in plan expenses[2]	$(335)	$(171)	Salaries and employee benefits
	88	45	Provision for income taxes
	$(247)	$(126)	Net Income

Available-for-sale securities
Realized gain (loss) on sale of securities	$329	$(182)	Net gains on sales and redemptions of investment securities
	(86)	48	Provision for income taxes
	$243	$(134)	Net Income

(1)	Amounts in parentheses indicates debits in net income.
(2)	These items are included in net periodic pension cost.

See Note 14 for additional information.